Property Plant and Equipment - Additional Information (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)		Dec. 31, 2020 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, capitalized to biological assets and inventory		$ 6,400,000	$ 4,900,000
Estimated cash flow term		5 years
Asset impairment		$ 196,033,000	$ 60,000,000	[1]	$ 79,191,000
Impairment		$ 12,800,000
EBITDA forecast extension period		5 years
Cash flows increased by a terminal growth rate		2.50%
Cannabis Retail Reporting Segment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 5,300,000
Liquor Retail Reporting Segment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 7,500,000
Weighted Average Cost of Capital
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input		12.0
Idle Machinery and Equipment | Cannabis Retail Reporting Segment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 2,400,000
Merritt Facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposition		3,500,000
Fair value less costs of disposal and impairment		500,000
Rocky View Facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposition		3,900,000
Fair value less costs of disposal and impairment		$ 0
Old Cash Generating Units
Disclosure of detailed information about property, plant and equipment [line items]
Impairment discount rate	25.00%
Estimated cash flow term	5 years
Asset impairment	$ 60,000,000.0
Increase impairment discount rate		1.00%
Increase of impairment on assets		$ 7,300,000
Alberta CGU
Disclosure of detailed information about property, plant and equipment [line items]
Estimated recoverable amount	$ 70,000,000.0

[1]	Adjustment to provisional amounts — refer to note 5(b).